BASIC EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
BASIC EARNINGS PER SHARE
BASIC EARNINGS PER SHARE

23. BASIC EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp20,736 billion, Rp24,427 billion, and Rp23,611 billion by the weighted average number of shares outstanding during the year totaling to 99,062,216,600 shares for the years ended December 31, 2022, 2023 and 2024, respectively.

Basic earnings per share amounted to Rp209.32, Rp246.58 and Rp238.35 for the year ended December 31, 2022, 2023 and 2024, respectively. The Company does not have potentially dilutive financial instruments for the years ended December 31, 2022, 2023 and 2024.